CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued Capital	Share-based Payment Reserve	Capital Contribution	Foreign Currency Translation	Accumulated Losses
Beginning balance at Jun. 30, 2021	$ (13,111)	$ 2,354	$ 4	$ 1,755	$ 1,015	$ (18,239)
Loss for the year	(6,193)					(6,193)
Other comprehensive income	1,379				1,379
Modification of convertible notes, net of tax	1,697			1,697
Ending balance at Jun. 30, 2022	(16,228)	2,354	4	3,452	2,394	(24,432)
Loss for the year	(15,217)					(15,217)
Other comprehensive income	891				891
Modification of convertible notes, net of tax	1,139			1,139
Ending balance at Jun. 30, 2023	(29,415)	2,354	4	4,591	3,285	(39,649)
Loss for the year	(293,445)					(293,445)
Other comprehensive income	(402)				(402)
Share-based Compensation - earnout shares	24,290		24,290
Issuance of shares to employees	638	638
Conversion of debt to equity	204,209	208,800		(4,591)
Shares issued to acquire NETC	67,799	67,799
PIPE funding	17,506	17,506
Shares issued as settlement of transaction expenses	2,057	2,057
Transaction cost accounted for as a deduction from equity	(1,536)	(1,536)
Ending balance at Jun. 30, 2024	$ (8,300)	$ 297,618	$ 24,294	$ 0	$ 2,883	$ (333,094)